Abacus Settlements LLC - REVENUE	12 Months Ended
Dec. 31, 2023
Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
REVENUE	REVENUE
Disaggregated Revenue—The following table presents a disaggregation of Abacus’ revenue by major sources:

	Six Months Ended June 30 2023	Year Ended December 31 2022
Agent	$7,143,016	$12,156,552
Broker	4,675,973	9,938,808
Client direct	1,365,687	3,108,103
Total	$13,184,676	$25,203,463